PATENTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Finite-Lived Intangible Assets [Abstract]
Total Patents	$ 77,743	$ 77,743	$ 77,743
Accumulated Amortization	(64,817)	(61,415)	(58,605)
Patent costs, net	$ 12,926	$ 16,328	$ 19,138